Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Feb. 28, 2017 CAD
Income Tax Schedule Of Deferred Tax Assets And Liabilities 1	CAD 6,589,096
Income Tax Schedule Of Deferred Tax Assets And Liabilities 2	6,127,452
Income Tax Schedule Of Deferred Tax Assets And Liabilities 3	1,451,069
Income Tax Schedule Of Deferred Tax Assets And Liabilities 4	809,380
Income Tax Schedule Of Deferred Tax Assets And Liabilities 5	112,245
Income Tax Schedule Of Deferred Tax Assets And Liabilities 6	112,245
Income Tax Schedule Of Deferred Tax Assets And Liabilities 7	0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 8	0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 9	8,152,410
Income Tax Schedule Of Deferred Tax Assets And Liabilities 10	7,049,077
Income Tax Schedule Of Deferred Tax Assets And Liabilities 11	(8,152,410)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 12	(4,568,820)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 13	0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 14	CAD 2,480,257